UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Income Fund

Eaton Vance Core Plus Bond Fund

Eaton Vance

AMT-Free Municipal Income Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.1%
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$10,834,659

		$10,834,659

Education — 6.1%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$5,000	$5,644,900
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/21	500	567,170
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/22	400	465,432
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,207,301
Texas Woman’s University, 4.00%, 7/1/22	855	955,693
University of California, 5.25%, 5/15/35	3,555	4,230,734
University of Nebraska, 5.00%, 5/15/35	1,000	1,161,380
University of Nebraska, 5.00%, 7/1/35	3,000	3,491,280
West Virginia University, 5.00%, 10/1/31	3,000	3,411,240

		$21,135,130

Electric Utilities — 4.0%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,705,505
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	3,815,293
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,513,438
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,380,520
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	3,285	3,493,072

		$13,907,828

Escrowed/Prerefunded — 9.4%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$880	$988,214
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,320	1,490,584
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	10,000	9,953,500
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.25%, 9/15/25	330	353,608
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.375%, 9/15/27	445	477,774
Idaho Health Facilities Authority, (Trinity Health Credit Group), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,985	3,205,293
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	1,650	1,926,078
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	310	333,631
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	2,730	2,938,108
Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,603,760
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	3,745	3,966,119
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,415	1,496,603

		$32,733,272

1

Security	Principal Amount (000’s omitted)	Value
General Obligations — 18.2%
Austin Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/37	$8,200	$9,631,064
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/36	1,000	1,123,060
California, 5.00%, 10/1/26	1,300	1,576,952
California, 5.00%, 10/1/27	630	758,640
California, 5.25%, 10/1/29	560	646,694
California, 5.25%, 10/1/32	3,480	4,000,121
Chandler Unified School District No. 80, AZ, 2.00%, 7/1/20	300	307,236
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/21	50	55,311
Chicago, IL, 6.00%, 1/1/38	2,500	2,574,775
Commerce Charter Township, MI, 4.00%, 12/1/35	905	987,147
District of Columbia, 5.00%, 6/1/37(1)	7,000	8,305,568
Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,116,190
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,351,112
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,347,018
Illinois, 5.00%, 11/1/28	3,600	3,710,844
Illinois, 5.00%, 11/1/29	1,400	1,440,964
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	5,019,855
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,064,059
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)	7,700	8,302,371
Sarpy County School District 0001, NE, (Bellevue Public Schools), 5.00%, 12/15/21(2)	615	708,652
Springfield School District No. 19, OR, 5.00%, 6/15/30	1,225	1,460,972
University of Connecticut, 5.00%, 2/15/32	650	733,804
Washington, 5.25%, 2/1/36(1)	6,000	6,767,460
Wentzville R-IV School District, MO, 0.00%, 3/1/29	500	357,475

		$63,347,344

Hospital — 16.2%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$602,651
California Health Facilities Financing Authority, (Kaiser Permanente), Green Bonds, 5.00%, 11/1/27	1,090	1,367,678
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,619,688
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,963,449
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,607,694
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,518,423
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,423,286
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,313,530
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/45	2,155	2,227,494
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,283,220
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,328,006
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	5,345	5,042,420
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	5,727,321
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,468,510
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	896,509

2

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/29	$1,450	$1,699,182
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	3,380	3,633,365
Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,806,150
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/34	2,035	2,242,753
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,090,980
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,671,100
University of Kansas Hospital Authority, (The University of Kansas Health System), 5.00%, 3/1/20	275	302,115
University of Kansas Hospital Authority, (The University of Kansas Health System), 5.00%, 3/1/21	375	423,311
University of Kansas Hospital Authority, (The University of Kansas Health System), 5.00%, 3/1/22	255	295,106

		$56,553,941

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	$285	$239,392

		$239,392

Industrial Development Revenue — 0.9%
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	$125	$125,155
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	2,670	2,959,615

		$3,084,770

Insured-Education — 0.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,219,263

		$2,219,263

Insured-Electric Utilities — 2.3%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,415	$5,858,218
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	2,025,841

		$7,884,059

Insured-Escrowed/Prerefunded — 2.0%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), Prerefunded to 1/1/18, 5.50%, 1/1/38	$4,155	$4,250,856
New Orleans Aviation Board, LA, (AGC), Prerefunded to 1/1/19, 6.00%, 1/1/23	1,040	1,117,209
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	1,560	1,466,603

		$6,834,668

Insured-General Obligations — 1.5%
Chicago, IL, (AGM), 5.25%, 1/1/31	$1,900	$2,047,212
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	475	527,487
Sun City Fire District, AZ, (AGM), 4.00%, 7/1/29	360	408,046
Sun City Fire District, AZ, (AGM), 4.00%, 7/1/31	320	357,443
Sun City Fire District, AZ, (AGM), 4.00%, 7/1/33	490	542,342
Sun City Fire District, AZ, (AGM), 4.00%, 7/1/34	210	231,275
West Deptford, NJ, (AGM), 5.00%, 7/1/21	590	668,458
West Deptford, NJ, (AGM), 5.00%, 7/1/22	350	405,815

		$5,188,078

3

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 1.4%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$5,081,185

		$5,081,185

Insured-Other Revenue — 1.4%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$5,050,900

		$5,050,900

Insured-Special Tax Revenue — 6.0%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,265	$5,267,685
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,630,560
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,291,331
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	1,240,569
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	2,318,223
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,261,557

		$21,009,925

Insured-Transportation — 3.1%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,149,400
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,131,420
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	891,454
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,569,109
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	4,919,014

		$10,660,397

Insured-Water and Sewer — 2.2%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$4,825	$5,298,429
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	744,715
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	640,089
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	315,700
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	635,133

		$7,634,066

Lease Revenue/Certificates of Participation — 0.5%
South Dakota Building Authority, 4.00%, 6/1/21	$250	$274,285
South Dakota Building Authority, 4.00%, 6/1/22	600	671,664
Wayne County, NC, Limited Obligation Bonds, 5.00%, 6/1/21	400	456,016
Wayne County, NC, Limited Obligation Bonds, 5.00%, 6/1/22	400	467,188

		$1,869,153

Other Revenue — 3.3%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/22	$400	$452,348
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	296,316
New York City Transitional Finance Authority, NY, (Building Aid), 6.00%, 7/15/38	7,250	7,629,465
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	120	119,426
Seminole Tribe, FL, 5.50%, 10/1/24(5)	1,150	1,158,867
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	1,820	1,832,503

		$11,488,925

4

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 2.2%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$1,480	$1,057,934
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	673,426
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,204,140
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,719,737
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	169,778
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	702,801

		$7,527,816

Special Tax Revenue — 2.8%
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$1,020	$1,020,337
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,380,456
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/27	1,375	997,178
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	2,340	1,401,075
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,030	989,500
VIA Metropolitan Transit Authority, TX, Sales Tax Revenue, 5.00%, 7/15/29	3,250	3,964,447

		$9,752,993

Transportation — 19.6%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$415	$478,653
Chicago, IL, (Midway International Airport), 5.00%, 1/1/41	5,000	5,689,300
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,289,211
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,701,070
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	915	1,047,373
Denver City and County, CO, Airport System Revenue, 1.595%, 11/15/19 (Put Date), 11/15/31(6)	1,600	1,605,376
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,232,319
Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	2,495	2,926,785
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	430	461,153
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	960	1,032,547
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,450	7,361,643
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,075	4,272,556
New Jersey Turnpike Authority, 5.00%, 1/1/30	3,060	3,495,010
New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,789,665
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	14,095,895
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,813,729
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	3,976,945
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,347,374
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	6,255	6,621,606

		$68,238,210

Water and Sewer — 4.4%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$8,347,738
Denver City and County Board of Water Commissioners, CO, Green Bonds, 4.00%, 9/15/22	600	678,672
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(1)	5,280	5,530,536

5

Security	Principal Amount (000’s omitted)	Value
Springfield, OR, Sewer System Revenue, 3.00%, 4/1/20	$285	$298,848
Springfield, OR, Sewer System Revenue, 4.00%, 4/1/21	295	323,963
Springfield, OR, Sewer System Revenue, 4.00%, 4/1/22	300	335,121

		$15,514,878

Total Tax-Exempt Investments — 111.3% (identified cost $360,706,452)		$387,790,852

Other Assets, Less Liabilities — (11.3)%		$(39,472,355)

Net Assets — 100.0%		$348,318,497

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	20.9%
New York	16.8%
Texas	12.7%
Others, representing less than 10% individually	60.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 18.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 8.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued/delayed delivery security.

(3)	The issuer is in default on the payment of principal but continues to pay interest.

(4)	Security is in default and making only partial interest payments.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $2,991,370 or 0.9% of the Fund’s net assets.

(6)	Floating-rate security. The stated interest rate represents the rate in effect at June 30, 2017.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	245	Short	Sep-17	$(30,766,301)	$(30,755,156)	$11,145
U.S. Long Treasury Bond	121	Short	Sep-17	(18,399,425)	(18,596,188)	(196,763)

						$(185,618)

6

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At June 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $11,145 and $196,763, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$319,143,001

Gross unrealized appreciation	$30,749,331
Gross unrealized depreciation	(3,071,480)

Net unrealized appreciation	$27,677,851

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$387,790,852	$—	$387,790,852
Total Investments	$—	$387,790,852	$—	$387,790,852
Futures Contracts	$11,145	$—	$—	$11,145
Total	$11,145	$387,790,852	$—	$387,801,997

Liability Description
Futures Contracts	$(196,763)	$—	$—	$(196,763)
Total	$(196,763)	$—	$—	$(196,763)

7

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Core Plus Bond Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 33.8%

Security	Principal Amount* (000’s omitted)	Value
Aerospace & Defense — 0.7%
Embraer Netherlands Finance BV, 5.40%, 2/1/27	540	$564,975

		$564,975

Banks — 0.8%
Santander Issuances SAU, 5.179%, 11/19/25	600	$644,282

		$644,282

Chemicals — 0.6%
CF Industries, Inc., 3.45%, 6/1/23	235	$222,663
RPM International, Inc., 3.75%, 3/15/27	234	238,285

		$460,948

Diversified Financial Services — 4.1%
Banco BTG Pactual SA, 5.75%, 9/28/22(1)	200	$173,606
Grupo KUO SAB de CV, 5.75%, 7/7/27(1)(2)	390	392,438
Och-Ziff Finance Co., LLC, 4.50%, 11/20/19(1)	1,185	1,116,862
OM Asset Management PLC, 4.80%, 7/27/26	1,080	1,089,731
UBS Group Funding Switzerland AG, 4.253%, 3/23/28(1)	425	444,941

		$3,217,578

Electric Utilities — 4.4%
Comision Federal de Electricidad, 4.75%, 2/23/27(1)	995	$1,026,094
Enel Americas SA, 4.00%, 10/25/26	930	941,392
Enel Finance International NV, 3.625%, 5/25/27(1)	800	793,995
Trinidad Generation Unlimited, 5.25%, 11/4/27(1)	753	754,130

		$3,515,611

Electrical and Electronic Equipment — 1.6%
Avnet, Inc., 4.625%, 4/15/26	210	$217,463
Ingram Micro, Inc., 5.45%, 12/15/24	735	756,454
Keysight Technologies, Inc., 4.60%, 4/6/27	277	291,571

		$1,265,488

Foods — 1.5%
BRF GmbH, 4.35%, 9/29/26(1)	640	$601,600
ESAL GmbH, 6.25%, 2/5/23(1)	680	596,700

		$1,198,300

Home Construction — 1.9%
CalAtlantic Group, Inc., 5.00%, 6/15/27	385	$386,925
MDC Holdings, Inc., 6.00%, 1/15/43	1,180	1,106,250

		$1,493,175

Insurance — 0.6%
Arch Capital Finance, LLC, 4.011%, 12/15/26	490	$506,485

		$506,485

Security	Principal Amount* (000’s omitted)		Value
Machinery — 0.6%
Valmont Industries, Inc., 5.00%, 10/1/44		464	$455,565

			$455,565

Mining — 0.5%
Teck Resources, Ltd., 5.20%, 3/1/42		410	$383,350

			$383,350

Miscellaneous Manufacturing — 0.3%
Suzano Austria GmbH, 7.00%, 3/16/47(1)		227	$231,086

			$231,086

Oil and Gas — 6.5%
Ecopetrol SA, 5.875%, 5/28/45		1,020	$941,460
Ensco PLC, 5.20%, 3/15/25		863	705,503
Hess Corp., 4.30%, 4/1/27		395	386,628
Nabors Industries, Inc., 5.10%, 9/15/23		120	113,400
Nabors Industries, Inc., 5.50%, 1/15/23(1)		80	76,100
National Oilwell Varco, Inc., 3.95%, 12/1/42		890	740,720
Petrobras Global Finance BV, 5.625%, 5/20/43		1,125	940,781
Raizen Fuels Finance SA, 5.30%, 1/20/27(1)		725	736,781
Rowan Cos., Inc., 4.75%, 1/15/24		310	263,500
Rowan Cos., Inc., 5.40%, 12/1/42		348	247,080

			$5,151,953

Real Estate Investment Trusts (REITs) — 2.1%
CBL & Associates, L.P., 4.60%, 10/15/24		840	$774,382
CBL & Associates, L.P., 5.95%, 12/15/26		200	198,417
VEREIT Operating Partnership, L.P., 4.875%, 6/1/26		680	721,426

			$1,694,225

Retail-Specialty and Apparel — 4.3%
Coach, Inc., 4.125%, 7/15/27		146	$144,826
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43		1,213	944,436
Nordstrom, Inc., 5.00%, 1/15/44		760	727,618
Signet UK Finance PLC, 4.70%, 6/15/24		1,462	1,425,159
Yum! Brands, Inc., 5.35%, 11/1/43		175	158,812

			$3,400,851

Technology — 2.0%
Seagate HDD Cayman, 4.875%, 6/1/27		1,495	$1,496,054
Seagate HDD Cayman, 5.75%, 12/1/34		55	55,166

			$1,551,220

Telecommunications — 0.4%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	5,500	$289,229

			$289,229

Transportation — 0.9%
A.P. Moller - Maersk A/S, 3.875%, 9/28/25(1)		705	$711,379

			$711,379

Total Corporate Bonds & Notes (identified cost $26,217,994)			$26,735,700

Commercial Mortgage-Backed Securities — 9.7%

Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.443%, 12/10/54(1)	$400	$322,752
COMM Mortgage Trust
Series 2014-CR17, Class D, 4.959%, 5/10/47(1)(3)	660	587,360
Series 2015-CR22, Class D, 4.261%, 3/10/48(1)(3)	600	497,862
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.821%, 4/15/47(1)(3)	615	552,612
Series 2014-C21, Class D, 4.815%, 8/15/47(1)(3)	500	426,186
Series 2014-C22, Class D, 4.712%, 9/15/47(1)(3)	486	406,746
Series 2014-C23, Class D, 4.107%, 9/15/47(1)(3)	140	119,155
Series 2014-C25, Class D, 4.096%, 11/15/47(1)(3)	200	160,639
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	345	345,136
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class D, 3.396%, 12/15/49(1)	500	372,811
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.731%, 5/10/45(1)(3)	850	858,696
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(1)	1,000	754,623
Series 2015-C29, Class D, 4.366%, 6/15/48(3)	1,000	855,916
Series 2015-NXS1, Class D, 4.24%, 5/15/48(3)	150	130,933
Series 2015-SG1, Class C, 4.619%, 9/15/48(3)	548	531,303
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	940	621,912
Series 2014-LC14, Class D, 4.586%, 3/15/47(1)(3)	165	139,005

Total Commercial Mortgage-Backed Securities (identified cost $7,804,692)		$7,683,647

Asset-Backed Securities — 15.2%

Security	Principal Amount (000’s omitted)	Value
Automotive — 4.1%
Avis Budget Rental Car Funding, LLC
Series 2012-3A, Class A, 2.10%, 3/20/19(1)	$750	$751,474
Series 2012-3A, Class B, 3.04%, 3/20/19(1)	340	341,818
Series 2013-1A, Class B, 2.62%, 9/20/19(1)	1,205	1,208,563
Series 2013-2A, Class A, 2.97%, 2/20/20(1)	700	707,377
First Investors Auto Owner Trust
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	208	207,390

		$3,216,622

Other — 6.7%
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$320	$325,658
Conn Funding II L.P.
Series 2017-A, Class A, 2.73%, 5/15/20(1)	584	585,171
Consumer Loan Underlying Bond Credit Trust
Series 2017-NP1, Class A, 2.39%, 4/17/23(1)	550	550,588

Security	Principal Amount (000’s omitted)		Value
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)		$180	$182,919
OneMain Financial Issuance Trust
Series 2014-1A, Class A, 2.43%, 6/18/24(1)		414	414,004
Series 2014-2A, Class B, 3.02%, 9/18/24(1)		500	502,623
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(1)		500	501,266
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)		56	56,034
Series 2015-1A, Class B, 3.05%, 3/22/32(1)		86	86,264
SpringCastle Funding Trust
Series 2016-AA, Class A, 3.05%, 4/25/29(1)		637	641,798
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class B, 5.75%, 5/17/32(1)(4)		909	921,207
Trafigura Securitisation Finance PLC
Series 2017-1A, Class B, 2.906%, 12/15/20(1)(5)		500	500,000

			$5,267,532

Restaurants — 3.2%
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)		$1,336	$1,347,187
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)		174	177,940
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)		983	993,650

			$2,518,777

Single Family Home Rental — 1.2%
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)		$293	$293,037
Tricon American Homes
Series 2015-SFR1, Class D, 3.372%, 5/17/32(1)(5)		500	503,268
Series 2016-SFR1, Class D, 3.886%, 11/17/33(1)		200	200,455

			$996,760

Total Asset-Backed Securities (identified cost $11,939,246)			$11,999,691

Foreign Government Bonds — 10.0%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.2%
Republic of Argentina, 7.82%, 12/31/33	EUR	158	$193,671

			$193,671

Australia — 1.4%
Queensland Treasury Corp., 5.50%, 6/21/21(6)	AUD	1,290	$1,111,140

			$1,111,140

Brazil — 0.6%
Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	1,600	$473,041

			$473,041

Security	Principal Amount (000’s omitted)		Value
Canada — 2.7%
Canada Housing Trust, 1.25%, 6/15/21(1)	CAD	575	$436,353
Canada Housing Trust, 1.50%, 12/15/21(1)	CAD	680	519,722
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	290	241,880
Canadian Government Bond, 0.75%, 3/1/21	CAD	1,200	907,671

			$2,105,626

Mexico — 2.0%
Mexican Bonos, 7.75%, 5/29/31	MXN	27,610	$1,630,441

			$1,630,441

New Zealand — 0.2%
New Zealand Government Bond, 6.00%, 12/15/17(6)	NZD	210	$156,824

			$156,824

Supranational — 2.9%
European Bank for Reconstruction & Development, 9.25%, 12/2/20	IDR	2,000,000	$163,649
European Investment Bank, 7.20%, 7/9/19(1)	IDR	6,590,000	506,111
International Bank for Reconstruction & Development, 3.50%, 1/22/21	NZD	215	160,536
International Finance Corp., 7.80%, 6/3/19	INR	40,700	656,504
International Finance Corp., 8.25%, 6/10/21	INR	46,500	781,797

			$2,268,597

Total Foreign Government Bonds (identified cost $7,691,037)			$7,939,340

Senior Floating-Rate Loans — 1.4%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Drugs — 0.2%
Valeant Pharmaceuticals International, Inc., Term Loan, 5.83%, 4/1/22		$148	$150,010

			$150,010

Food Service — 0.5%
Weight Watchers International, Inc., Term Loan, 4.38%, 4/2/20		$416	$402,062

			$402,062

Health Care — 0.5%
BioClinica, Inc., Term Loan, 5.38%, 10/20/23		$384	$376,515

			$376,515

Retailers (Except Food and Drug) — 0.2%
Neiman Marcus Group Ltd., LLC, Term Loan, 4.34%, 10/25/20		$231	$174,659

			$174,659

Total Senior Floating-Rate Loans (identified cost $1,071,020)			$1,103,246

Convertible Bonds — 1.7%

Security	Principal Amount (000’s omitted)	Value
Oil and Gas — 0.8%
Ensco Jersey Finance, Ltd., 3.00%, 1/31/24(1)	$135	$104,456
Nabors Industries, Inc., 0.75%, 1/15/24(1)	690	550,706

		$655,162

Semiconductors — 0.9%
Intel Corp., 3.493%, 12/15/35(4)	$525	$687,422

		$687,422

Total Convertible Bonds (identified cost $1,380,844)		$1,342,584

Convertible Preferred Stocks — 0.7%

Security	Shares	Value
Diversified Financial Services — 0.3%
AMG Capital Trust II, 5.15%	3,250	$194,025

		$194,025

Oil and Gas — 0.3%
Chesapeake Energy Corp., 5.75%	400	$241,250

		$241,250

Real Estate Investment Trusts (REITs) — 0.1%
iStar, Inc., Series J, 4.50%	2,100	$106,953

		$106,953

Total Convertible Preferred Stocks (identified cost $633,803)		$542,228

Common Stocks — 0.1%

Security	Shares	Value
Oil and Gas — 0.1%
Frontera Energy Corp.(8)	2,730	$70,822

Total Common Stocks (identified cost $394,575)		$70,822

U.S. Treasury Obligations — 7.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(9)	$4,078	$4,006,460
U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/27(9)	1,807	1,775,192

Total U.S. Treasury Obligations (identified cost $5,872,955)		$5,781,652

Short-Term Investments — 19.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.20%(10)	15,129,131	$15,132,157

Total Short-Term Investments (identified cost $15,133,742)		$15,132,157

Total Investments — 99.1% (identified cost $78,139,908)		$78,331,067

Other Assets, Less Liabilities — 0.9%		$687,084

Net Assets — 100.0%		$79,018,151

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $27,834,990 or 35.2% of the Fund’s net assets.

(2)	When-issued security.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2017.

(4)	Multi-step coupon bond. Interest rate represents the rate in effect at June 30, 2017.

(5)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2017.

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2017, the aggregate value of these securities is $1,267,964 or 1.6% of the Fund’s net assets.

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(8)	Non-income producing security.

(9)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2017 was $88,395.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	74.9%	$58,652,686
Brazil	5.5	4,318,570
Mexico	4.3	3,338,202
Canada	3.2	2,488,976
Supranational	2.9	2,268,597
Australia	1.4	1,111,140
Colombia	1.3	1,012,282
Chile	1.2	941,392
Italy	1.0	793,995
Trinidad and Tobago	1.0	754,130
Denmark	0.9	711,379
Spain	0.8	644,282
Ireland	0.6	500,000
Switzerland	0.6	444,941
Argentina	0.2	193,671
New Zealand	0.2	156,824

Total Investments	100.0%	$78,331,067

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

The Fund did not have any open financial instruments at June 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$78,173,894

Gross unrealized appreciation	$1,202,501
Gross unrealized depreciation	(1,045,328)

Net unrealized appreciation	$157,173

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$26,735,700	$—	$26,735,700
Commercial Mortgage-Backed Securities	—	7,683,647	—	7,683,647
Asset-Backed Securities	—	11,999,691	—	11,999,691
Foreign Government Bonds	—	7,939,340	—	7,939,340
Senior Floating-Rate Loans	—	1,103,246	—	1,103,246
Convertible Bonds	—	1,342,584	—	1,342,584
Convertible Preferred Stocks	—	542,228	—	542,228
Common Stocks	70,822	—	—	70,822
U.S. Treasury Obligations	—	5,781,652	—	5,781,652
Short-Term Investments	—	15,132,157	—	15,132,157
Total Investments	$70,822	$78,260,245	$—	$78,331,067

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017